Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2017
Asset Retirement Obligation Tables
Net present value of the ARO

	2017	2016	2015
ARO balance, beginning of the year	$55,240	$51,240	$50,000
Accretion expense	2,283	4,000	1,800
Costs incurred	(821)	-	(560)
Change in ARO estimates	-	-	-
ARO balance, end of the year	56,702	55,240	51,240